LVIP Delaware Value Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.86%
Aerospace & Defense–5.49%
Northrop Grumman Corp.	85,200	$37,504,188
RTX Corp.	423,674	30,491,818
		67,996,006
Banks–5.90%
Truist Financial Corp.	1,267,500	36,263,175
U.S. Bancorp	1,113,700	36,818,922
		73,082,097
Chemicals–3.42%
DuPont de Nemours, Inc.	567,683	42,343,475
		42,343,475
Communications Equipment–6.38%
Cisco Systems, Inc.	755,800	40,631,808
Motorola Solutions, Inc.	141,000	38,385,840
		79,017,648
Consumer Staples Distribution & Retail–4.14%
Dollar General Corp.	214,786	22,724,359
†Dollar Tree, Inc.	268,300	28,560,535
		51,284,894
Diversified Telecommunication Services–2.93%
Verizon Communications, Inc.	1,122,000	36,364,020
		36,364,020
Electric Utilities–2.82%
Edison International	551,300	34,891,777
		34,891,777
Electronic Equipment, Instruments & Components–3.09%
†Teledyne Technologies, Inc.	93,858	38,348,502
		38,348,502
Entertainment–2.69%
†Walt Disney Co.	411,384	33,342,673
		33,342,673
Financial Services–3.24%
Fidelity National Information Services, Inc.	725,234	40,083,683
		40,083,683
Food Products–5.67%
Archer-Daniels-Midland Co.	516,900	38,984,598
Conagra Brands, Inc.	1,139,604	31,247,942
		70,232,540
Health Care Equipment & Supplies–5.57%
Baxter International, Inc.	944,200	35,634,108
†Hologic, Inc.	481,188	33,394,447
		69,028,555
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–6.64%
Cigna Group	145,451	$41,609,167
CVS Health Corp.	581,600	40,607,312
		82,216,479
Industrial Conglomerates–3.11%
Honeywell International, Inc.	208,473	38,513,302
		38,513,302
Insurance–6.42%
Allstate Corp.	331,906	36,977,647
American International Group, Inc.	701,500	42,510,900
		79,488,547
IT Services–3.25%
Cognizant Technology Solutions Corp. Class A	595,022	40,306,790
		40,306,790
Machinery–3.08%
Dover Corp.	273,857	38,205,790
		38,205,790
Media–3.25%
Comcast Corp. Class A	908,348	40,276,150
		40,276,150
Oil, Gas & Consumable Fuels–3.40%
ConocoPhillips	351,852	42,151,870
		42,151,870
Pharmaceuticals–5.88%
Johnson & Johnson	233,700	36,398,775
Merck & Co., Inc.	354,200	36,464,890
		72,863,665
Residential REITs–3.06%
Equity Residential	645,800	37,914,918
		37,914,918
Software–3.07%
Oracle Corp.	359,400	38,067,648
		38,067,648
Specialty Retail–6.36%
Lowe's Cos., Inc.	184,800	38,408,832
TJX Cos., Inc.	454,100	40,360,408
		78,769,240
Total Common Stock (Cost $1,136,254,174)		1,224,790,269

LVIP Delaware Value Fund–1

LVIP Delaware Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.95%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	11,739,351	$11,739,351
Total Money Market Fund (Cost $11,739,351)		11,739,351

TOTAL INVESTMENTS–99.81% (Cost $1,147,993,525)	$1,236,529,620
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	2,356,197
NET ASSETS APPLICABLE TO 52,740,595 SHARES OUTSTANDING–100.00%	$1,238,885,817

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware Value Fund–2

LVIP Delaware Value Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Value Fund–3

LVIP Delaware Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,224,790,269	$—	$—	$1,224,790,269
Money Market Fund	11,739,351	—	—	11,739,351
Total Investments	$1,236,529,620	$—	$—	$1,236,529,620
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Value Fund–4